Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash Flows from Operating Activities:
Net loss	¥ (140,349)	$ (19,769)	¥ (594,937)	¥ (233,670)
Depreciation	11,952	1,683	18,767	25,137
Amortization	5,637	794	2,233	6,402
Share-based compensation	(72,133)	(10,160)	5,459	52,338
Loss from disposal of property and equipment				75
Share of loss (income) in equity method investments	(19,280)	(2,716)	(19,432)	7,167
Gain recognized on remeasurement of previously held equity interest in acquire				(1,874)
Unrealized loss of investment in marketable securities	2,415	340	47,998	149,071
Loss from disposals of subsidiaries	75	11	(7,843)	4,897
Impairment loss of equity securities without readily determinable fair value	28,984	4,083	164,161	23,193
Impairment loss of equity method investment			3,452	4,229
Impairment loss of held-to-maturity investment	(1,056)	(149)	14,207
Impairment loss of property, equipment and software				2,371
Gain from disposal of held-to-maturity investment	(186)	(26)		14,096
Gain from disposal of equity securities without readily determinable fair value			(476)
Dividend received from equity method investments				1,800
Dividend income from cost method investment	(875)	(123)	(2,230)
Provision for allowance for doubtful accounts	192,756	27,149	159,380	19,041
Impairment loss of long term prepayment			274,996
Provision for doubtful contract assets				3,382
Impairment of goodwill	24,809	3,494	200
Changes in operating assets and liabilities
Accounts receivable	52,788	7,435	(8,990)	(39,967)
Other receivables	63,548	8,951	(6,355)	59,170
Loan receivables	(965)	(136)	8,762	(13,902)
Contract assets				6,992
Prepaid expenses and other assets	56,779	7,997	254,145	37,214
Operating lease right-of-use assets	(9,497)	(1,338)	9,859	10,149
Deferred tax assets
Amount due to related parties	(519)	(73)	(18,824)	(1,322)
Accrued expenses and other liabilities	(116,328)	(16,384)	(216,903)	(322,953)
Income tax payable	(12,964)	(1,826)	22,701	26,053
Payroll and welfare payable	(4,787)	(673)	1,203	(19,996)
Deferred revenue	(3,629)	(511)	(38,015)	(35,673)
Deferred tax liabilities	(1,077)	(152)	(604)	(1,550)
Operating lease liabilities	6,406	902	(9,594)	(11,594)
Net cash (used in) provided by operating activities	62,504	8,803	63,320	(229,724)
Cash Flows from Investing Activities:
Purchases of property, equipment and software and intangible assets	(5,744)	(809)	(44,812)	(7,738)
Disposals of property and equipment	1,391	196	207
Purchase of term deposits	(341,636)	(48,118)	(227,432)
Redemptions of term deposits	227,432	32,033	78,294	50,467
Acquisitions of subsidiaries, net of cash acquired	(14)	(2)	(2,897)	(10,828)
Purchase of marketable securities	(229,701)	(32,353)	(78,862)	(318,886)
Disposals of subsidiaries, net of cash disposed				22,893
Purchases of long-term investments	(545,477)	(76,829)	(3,000)	(38,097)
Disposal of long-term investments			51,765	22,418
Loans to related parties	(55,275)	(7,785)	(51,030)	(41,750)
Net cash used in investing activities	(949,024)	(133,667)	(277,767)	(321,521)
Cash Flows from Financing Activities:
Net proceeds from issuance of common stocks in connection with private placements				199,197
Exercise of share options				433
Net cash provided by financing activities				199,630
Effect of foreign exchange rate changes on cash, cash equivalent and restricted cash	74,534	10,498	107,124	(26,683)
Net decrease in cash, cash equivalent, and restricted cash	(811,986)	(114,366)	(107,323)	(378,298)
Cash, cash equivalents, and restricted cash at the beginning of the year	2,632,006	370,710	2,739,329	3,117,414
Cash, cash equivalents, and restricted cash at the end of the year	1,820,020	256,344	2,632,006	2,739,329
Supplemental disclosures of cash flow information:
Cash paid for income taxes	24,224	3,412	21,629	2,913
Cash paid for interest expense
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	1,686,342	237,516	2,433,279	2,443,419
Restricted cash	133,678	18,828	198,727	295,910
Total cash, cash equivalents, and restricted cash	¥ 1,820,020	$ 256,344	¥ 2,632,006	¥ 2,739,329